As filed with the Securities and Exchange Commission on July 18, 2005
                     Registration Nos. 2-99810 and 811-04391
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]
         Pre-Effective Amendment                                            [ ]
         Post-Effective Amendment No. 83                                    [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]
         Amendment No. 81                                                   [X]

                                   PBHG FUNDS
         (Exact name of registrant as specified in Declaration of Trust)

               1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code (610) 647-4100

                                David J. Bullock
                           Liberty Ridge Capital, Inc.
               1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
                     (Name and Address of Agent For Service)

                                   Copies to:

William H. Rheiner, Esq.                and to       John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll                    Liberty Ridge Capital, Inc.
1735 Market Street, 51st Floor                       1400 Liberty Ridge Drive
Philadelphia, PA 19103-7599                          Wayne, PA 19087
(215) 864-8600                                       (610) 647-4100

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box)

 [ ] immediately upon filing pursuant to paragraph (b)
 [X] on July 22, 2005 pursuant to paragraph (b)
 [ ] 60 days after filing pursuant to paragraph (a)(1)
 [ ] on [date] pursuant to paragraph (a)(1)
 [ ] 75 days after filing pursuant to paragraph (a)(2)
 [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

 [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Common Stock

Explanatory Note:
The sole purpose of this filing is to further delay until July 22, 2005, the effective date of the Registrant's Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A, filed with the Securities and Exchange Commission ("SEC") on May 13, 2005 ("PEA No. 81"). The effective date of PEA No. 81 was previously delayed until July 18, 2005 via Post Effective Amendment No. 82 to the Registration Statement on Form N-1A, filed with the SEC on July 12, 2005.


                     Contents of the Registration Statement

Cover Page

Contents of Registration Page

Prospectus - incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 13, 2005, Edgar Accession No. 0001135428-05-000265.

Statement of Additional Information - incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 13, 2005, Edgar Accession No. 0001135428-05-000265.

Part C - incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 13, 2005, Edgar Accession No.
0001135428-05-000265.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 83 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this Township of Tredyffrin and Commonwealth of Pennsylvania on this 18th day of July, 2005.

                                                        PBHG FUNDS
                                                        Registrant

                                                        By: /s/ David J. Bullock
                                                            --------------------
                                                            David J. Bullock
                                                            President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 83 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

               Signature                     Title                                  Date

                                   *
------------------------------------
John R. Bartholdson                         Trustee                             July 18, 2005

                                   *
------------------------------------
Jettie M. Edwards                           Trustee                             July 18, 2005

                                   *
------------------------------------
Albert A. Miller                            Trustee                             July 18, 2005

                                   *
------------------------------------
Leigh A. Wilson                             Trustee                             July 18, 2005

/s/ David J. Bullock                        Trustee and
David J. Bullock                            Chief Executive Officer             July 18, 2005

/s/ Mark Black                              Treasurer, Chief Financial
Mark Black                                  Officer and Controller              July 18, 2005



                                                   * By /s/ David J. Bullock
                                                   -----------------------
                                                   David J. Bullock
                                                   Appointed Attorney and Agent